Employee Benefit Plans and Postretirement Benefits - Pre-tax Amounts Recognized in Accumulated Other Comprehensive Income (Loss) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Unrecognized actuarial losses	$ 1,101
Unrecognized prior service credit	(4)
Accumulated Other Comprehensive Loss	1,097
Healthcare [Member]
Defined Benefit Plan Disclosure [Line Items]
Unrecognized actuarial losses	280
Unrecognized prior service credit	(21)
Accumulated Other Comprehensive Loss	259
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Unrecognized actuarial losses	105
Unrecognized prior service credit	(4)
Accumulated Other Comprehensive Loss	$ 101